Pension benefits - Change In Benefit Plan Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligations at beginning of year	$ 129.8	$ 186.5
Interest cost	3.6	3.5	$ 6.8
Current service cost	7.3	12.2
Benefits paid	(3.0)	(1.9)
Change in unrecognized actuarial loss	(28.0)	(20.0)
Settlement	(54.4)	(20.2)
Foreign currency translations	5.2	(30.3)
Benefit obligations at end of year	$ 60.5	$ 129.8	$ 186.5